Summary of Significant Accounting Policies - Schedule of Useful Lives (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2021
Office equipment
Property, Plant and Equipment
Property, plant and equipment useful life		3 years
Lab equipment | Minimum
Property, Plant and Equipment
Property, plant and equipment useful life	5 years	5 years
Lab equipment | Maximum
Property, Plant and Equipment
Property, plant and equipment useful life	10 years	10 years
Furniture and fittings
Property, Plant and Equipment
Property, plant and equipment useful life		5 years